Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES:
Net loss	$ (120,100)	$ (135,647)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses		6,736
Accrued interest	120,100	120,100
Net cash provided by operating activities		(8,811)
FINANCING ACTIVITIES:
Loan from related party		8,811
Net cash used in financing activities		8,811
NET INCREASE IN CASH
CASH, BEGINNING OF PERIOD
CASH, END OF PERIOD
CASH PAID FOR:
Interest
Income taxes